Award Timing Disclosure	12 Months Ended
	Jan. 31, 2025	Oct. 29, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c) (#)	Exercise price of the award (d) ($/Sh)	Grant date fair value of the award (e)(1) ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(f)(2)
(%)

Ariel Cohen	N/A	N/A	N/A	N/A	N/A
Ilan Twig	N/A	N/A	N/A	N/A	N/A
Anne Giviskos	N/A	N/A	N/A	N/A	N/A
Amy Butte	10/29/2025	657,259	25	9,324,994	(14.998)
1.Amount represents the grant date fair value of the award, computed in accordance with ASC Topic 718, excluding the effect of estimated forfeitures, using the assumptions discussed in Note 10 to our financial statements included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026.
2.Reflects the percentage change in the closing price per share of our Class A common stock on October 31, 2025 (the trading day ending immediately prior to our filing of a Current Report on Form 8-K) of $20.27 and the closing price per share of our Class A common stock on November 3, 2025 (the next trading day beginning immediately following our filing of a Current Report on Form 8-K) of $17.23
Amy Butte [Member]
Awards Close in Time to MNPI Disclosures
Name		Amy Butte
Underlying Securities | shares		657,259
Exercise Price | $ / shares		$ 25
Fair Value as of Grant Date | $		$ 9,324,994
Underlying Security Market Price Change		(0.14998)